VanEck Global Natural Resources Portfolio Investment Strategy - VanEck Global Natural Resources Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Van Eck Associates Corporation (“VanEck” or “Subadviser”), subadviser to the Portfolio, invests under normal conditions at least 80% of the Portfolio’s net assets in securities of natural resource companies and in instruments that derive their value from natural resources. For purposes of this Portfolio, “natural resources” include, without limitation, energy (including gas, petroleum, petrochemicals and other hydrocarbons, as well as renewable energy resources such as solar, wind, geothermal, or biofuel), precious metals (including gold), base and industrial metals, timber and forest products, agriculture and commodities. VanEck will consider a company to be a “natural resource company” if it derives, directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to natural resources. The Portfolio’s investments may include, but not be limited to, common stocks, preferred stocks (including convertible preferred stocks), rights, direct equity interests in trusts, partnerships, convertible debt instruments, and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. The Portfolio may invest in securities of any capitalization range. The Portfolio may invest without limitation in any one natural resource sector and is not required to invest any portion of its assets in any one natural resource sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. However, there is no limit on the amount the Portfolio may invest in any one country, including emerging markets. The Portfolio may also invest up to 20% of its net assets in securities issued by other investment companies, including exchange traded funds (“ETFs”). The Portfolio may also invest in money market funds, but these investments are not subject to this limitation. The Portfolio may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Stock Selection Utilizing qualitative and quantitative measures, the Portfolio’s investment management team selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.
Strategy Portfolio Concentration [Text]	Van Eck Associates Corporation (“VanEck” or “Subadviser”), subadviser to the Portfolio, invests under normal conditions at least 80% of the Portfolio’s net assets in securities of natural resource companies and in instruments that derive their value from natural resources.